Other current and non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Summary of Other current assets

Other current assets consist of the following:

	As of
	December 31, 2025	December 31, 2024
	(Euros in thousands)
Prepaid expenses	12,920	12,048
Value added tax receivables	782	888
Other assets	14,870	6,310
Total	28,572	19,246

Summary of Other non-current assets	Other non-current assets consist of the following:

	As of
	December 31, 2025	December 31, 2024
	(Euros in thousands)
Prepaid expenses	1,081	333
Other assets	769	917
Total	1,850	1,250